Loans (Loans Modified As TDRs By Class Of Loans) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	2	1
Pre-Modification Outstanding Recorded Investment	$ 18	$ 104
Post-Modification Outstanding Recorded Investment	18	100
Financing Receivable, Modifications, Recorded Investment	$ 5,276,000	$ 5,655,000
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan		1
Pre-Modification Outstanding Recorded Investment		$ 104
Post-Modification Outstanding Recorded Investment		$ 100
Single-Family Mortgage Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1
Pre-Modification Outstanding Recorded Investment	$ 9
Post-Modification Outstanding Recorded Investment	$ 9
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1
Pre-Modification Outstanding Recorded Investment	$ 9
Post-Modification Outstanding Recorded Investment	$ 9